Capital Management (Tables)	12 Months Ended
Jun. 30, 2025
Capital Management
Schedule of capital structure
	June 30, 2025	June 30, 2024
Long-term debt - non-current portion (note 16)	$53,790	$4,379
Shareholders’ Equity	$19,760	$18,725